Label	Element	Value
Class P2 Prospectus | UBS International Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The UBS Funds

Prospectus Supplement | October 2, 2023

Includes:

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class P2 shares, dated October 28, 2022, as supplemented, for UBS International Sustainable Equity Fund (the "Fund"), a series of The UBS Funds, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS International Sustainable Equity Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective October 1, 2023, the Fund's primary benchmark changed from the MSCI All Country World ("ACWI") ex-US Index to the MSCI World ex-US Index.

Therefore, the information under the heading "UBS International Sustainable Equity Fund-Fund Summary" and the sub-heading "Average annual total returns" is deleted in its entirety and replaced with the following:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2021)
Class P2 Prospectus | UBS International Sustainable Equity Fund | MSCI ACWI ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.82%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.27%	[1]
Class P2 Prospectus | UBS International Sustainable Equity Fund | MSCI World ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.62%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.00%	[1]
Class P2 Prospectus | UBS International Sustainable Equity Fund | Class P2
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2020
Class P2 Prospectus | UBS International Sustainable Equity Fund | Class P2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.75%
Class P2 Prospectus | UBS International Sustainable Equity Fund | Class P2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.62%

[1]	Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.